Equity (Details) (USD $)	0 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2013	Jul. 12, 2013	Jun. 19, 2012	May 26, 2011	Jun. 30, 2011	Sep. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock, shares authorized							500,000,000	500,000,000
Common stock, par value per share							$ 0.0001	$ 0.0001
Stock repurchase program authorized amount		$ 60,000,000	$ 20,000,000	$ 10,000,000
Treasury share repurchases							5,767,159	5,708,281	7,958,841
Treasury shares, shares	14,264,896					14,264,896	2,264,896
Treasury stock, value	19,434,281					19,434,281	3,085,481	13,667,122
Shares repurchased, average cost per share						$ 1.36
Number of shares issued	12,000,000
Proceeds from issuance of common shares	32,880,000
Dividends per share							$ 0.025
Distribution of dividends to common shareholders					7,661,057		14,724,740	8,769,530
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares							2,629,716	4,091,650	7,543,530
Treasury share repurchases							5,767,159	5,708,281	7,958,841
Common Shares [Member]
Class of Stock [Line Items]
Exercise of share options, shares							4,703,810	166,372	221,658
Treasury share repurchases							$ 0	$ 0	$ 0
The Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares							15,124	76,095	221,658
Options exercised, price							$ 2.5	$ 0.0001	$ 0.0001
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares							406,666	43,980
Options exercised, price							$ 1.87	$ 1.21
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares							200,000	33,500
Options exercised, price							$ 1.8	$ 1.365
2007 Plan [Member] | Exercise Price Three [Member]
Class of Stock [Line Items]
Exercise of share options, shares							4,082,020
Options exercised, price							$ 1.21